SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contract Liabilities
Beginning balance	$ 836,911	$ 102,563
Additions as a result of billings in advance of performance obligation under contracts		836,911
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(836,911)	(102,563)
Ending balance		836,911
Revenue recognized that was included in contract liabilities	$ 836,911	$ 102,563